SCHEDULE OF COMPONENTS OF THE PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current:
China					$ 4,367	$ (761)
Total current					4,367	(761)
Deferred:
China					15,152	1,858
Total deferred				$ 1,481	15,152	1,858
Total income tax expense	$ 1	$ 515	$ 527	$ 5,879	$ 19,519	$ 1,097